Other Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
VAT receivables	$ 3,136	$ 1,852
Income tax assets	270	65
Credit for tax other than income tax	358	273
Other receivables	460	354
Total other current assets	$ 4,224	$ 2,544